Revenue (Tables)	12 Months Ended
Dec. 31, 2017
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Schedule of Revenue

Revenue for the years ended December 31 was as follows:

	2015	2016	2017
Payment processing fees	14,935	16,289	18,575
Interest revenue	731	899	1,052
Cash and settlement services	557	130	670
Other revenue	1,494	562	600

Total revenue	17,717	17,880	20,897

Schedule of Interest Income Net

For the purposes of consolidated cash flow statement, “Interest income, net” consists of the following:

	2015	2016	2017
Interest revenue	(731)	(899)	(1,052)
Interest expense classified as part of cost of revenue	79	37	42
Interest income from non-banking loans classified separately in the consolidated statement of comprehensive income	(16)	(36)	(35)
Interest expense from non-banking loans classified separately in the consolidated statement of comprehensive income	109	64	29

Interest income, net, for the purposes of consolidated cash flow statement	(559)	(834)	(1,016)